Allowance for Finance Receivable Losses - by Type and by Impairment Method (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Allowance for finance receivable losses for finance receivables:
Collectively evaluated for impairment	$ 157	$ 165
Purchased credit impaired finance receivables	217	224	$ 181	$ 180
TDR finance receivables	46	47
Allowance for finance receivable losses	217	224	181	180
Finance receivables:
Collectively evaluated for impairment	4,732	6,021
Purchased credit impaired finance receivables	4,914	6,564
TDR finance receivables	$ 141	$ 151
Allowance for finance receivable losses as a percentage of finance receivables	4.42%	3.42%
Receivables Acquired with Deteriorated Credit Quality
Allowance for finance receivable losses for finance receivables:
Purchased credit impaired finance receivables	$ 14	$ 12
Allowance for finance receivable losses	14	12
Finance receivables:
Purchased credit impaired finance receivables	41	392
Personal loans
Allowance for finance receivable losses for finance receivables:
Collectively evaluated for impairment	157	164
Purchased credit impaired finance receivables	168	173	132	130
TDR finance receivables	11	9
Allowance for finance receivable losses	168	173	132	130
Finance receivables:
Collectively evaluated for impairment	4,347	4,271
Purchased credit impaired finance receivables	4,378	4,300
TDR finance receivables	$ 31	$ 29
Allowance for finance receivable losses as a percentage of finance receivables	3.83%	4.01%
Personal loans | Receivables Acquired with Deteriorated Credit Quality
Allowance for finance receivable losses for finance receivables:
Purchased credit impaired finance receivables	$ 0	$ 0
Allowance for finance receivable losses	0	0
Finance receivables:
Purchased credit impaired finance receivables	0	0
SpringCastle Portfolio
Allowance for finance receivable losses for finance receivables:
Collectively evaluated for impairment	0	0
Purchased credit impaired finance receivables	0	4	3	3
TDR finance receivables		4
Allowance for finance receivable losses	0	4	3	3
Finance receivables:
Collectively evaluated for impairment	0	1,340
Purchased credit impaired finance receivables	$ 0	1,703
TDR finance receivables		$ 13
Allowance for finance receivable losses as a percentage of finance receivables	0.00%	0.25%
SpringCastle Portfolio | Receivables Acquired with Deteriorated Credit Quality
Allowance for finance receivable losses for finance receivables:
Purchased credit impaired finance receivables	$ 0	$ 0
Allowance for finance receivable losses	0	0
Finance receivables:
Purchased credit impaired finance receivables	0	350
Real estate loans
Allowance for finance receivable losses for finance receivables:
Collectively evaluated for impairment	0	0
Purchased credit impaired finance receivables	49	46	45	46
TDR finance receivables	35	34
Allowance for finance receivable losses	49	46	45	46
Finance receivables:
Collectively evaluated for impairment	366	387
Purchased credit impaired finance receivables	517	538
TDR finance receivables	$ 110	$ 109
Allowance for finance receivable losses as a percentage of finance receivables	9.44%	8.72%
Real estate loans | Receivables Acquired with Deteriorated Credit Quality
Allowance for finance receivable losses for finance receivables:
Purchased credit impaired finance receivables	$ 14	$ 12
Allowance for finance receivable losses	14	12
Finance receivables:
Purchased credit impaired finance receivables	41	42
Retail Sales Finance
Allowance for finance receivable losses for finance receivables:
Collectively evaluated for impairment	0	1
Purchased credit impaired finance receivables	0	1	1	1
TDR finance receivables	0	0
Allowance for finance receivable losses	0	1	$ 1	$ 1
Finance receivables:
Collectively evaluated for impairment	19	23
Purchased credit impaired finance receivables	19	23
TDR finance receivables	$ 0	$ 0
Allowance for finance receivable losses as a percentage of finance receivables	2.91%	3.46%
Retail Sales Finance | Receivables Acquired with Deteriorated Credit Quality
Allowance for finance receivable losses for finance receivables:
Purchased credit impaired finance receivables	$ 0	$ 0
Allowance for finance receivable losses	0	0
Finance receivables:
Purchased credit impaired finance receivables	$ 0	$ 0